Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Right-of-use assets and lease liabilities	Right-of-use assets and lease liabilities
Accounting Policy
We determine whether an arrangement contains a lease at inception. Leases are included in Right-of-use assets,
Accrued & other current liabilities, Accrued & other non-current liabilities, current portion of Long-term debt, and
Long-term debt in our Consolidated Balance Sheets.
Right-of-use assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Right-of-use assets include any lease payments made at or before the commencement date and are reduced by lease incentives. Our Right-of-use asset and lease liability valuation may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expenses are recognized on a straight-line basis over the lease term.
We have lease agreements with lease and non-lease components. The lease components are accounted for separately from non-lease components. The allocation of the consideration between lease and non-lease components is based on the relative standalone prices of lease components included in the lease contracts.
Right-of-use assets consist of the following leases:

Year ended December 31 (€, in millions)	2022	2023
Properties	148.9	270.3
Cars	5.1	5.4
Warehouses	38.0	30.3
Other	0.7	0.6
Right-of-use assets	192.7	306.6
ASML owns the majority of real estate we utilize for manufacturing, supply chain management and general administration at our headquarters in Veldhoven, the Netherlands. At our other locations worldwide, most of the properties we occupy are leased.
Lease liabilities are split between current and non-current. The non-current portion mainly consists of properties and warehouses. For the year ended December 31, 2023, Lease liabilities under an operating lease arrangement increased by €30.5 million, mainly due to new leases of properties that commenced during 2023.

Year ended December 31 (€, in millions)	2022	2023
Current	47.6	46.7
Non-current	151.5	181.2
Lease liabilities	199.1	227.9
The Consolidated Statements of Operations include the following lease expenses:

Year ended December 31 (€, in millions)	2021	2022	2023
Properties	52.2	52.3	40.4
Cars	4.8	2.7	5.9
Warehouses	3.0	4.0	5.9
Other	2.4	1.4	0.8
Lease expenses	62.4	60.4	53.0
The total cash flows relating to the leases are as follows:

Year ended December 31 (€, in millions)	2021	2022	2023
Total cash flows	68.9	57.9	148.2
The total cash flow increased in 2023 compared to 2022 due to a prepayment of a new land lease €85 million.
The weighted average remaining lease term and weighted average discount rate related to the leases are as follows:

Year ended December 31 (€, in millions)	2021	2022	2023
Weighted average remaining lease term (months)	62	67	365
Weighted average discount rate (%)	1.9%	2.2%	2.5%
The weighted average remaining lease term increased in 2023 compared to 2022 due to a new land lease which has a lease term of 70 years.